Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Effective Date	Mar. 01, 2025
Document Creation Date	Feb. 28, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THIRD AVENUE TRUST
Entity Central Index Key	0001031661
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Mar. 01, 2025